Income Taxes - Income Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income (loss) before provision for income taxes, determined by tax jurisdiction
United Kingdom	$ (150,475)	$ (106,536)	$ (29,132)
Income (loss) before provision for income taxes	(17,031)	340,217	459,437
Italy
Components of income (loss) before provision for income taxes, determined by tax jurisdiction
Foreign	419,116	417,212	451,716
United States
Components of income (loss) before provision for income taxes, determined by tax jurisdiction
Foreign	(379,425)	(60,932)	(102,433)
All Other
Components of income (loss) before provision for income taxes, determined by tax jurisdiction
Foreign	$ 93,753	$ 90,473	$ 139,286